Equity - Schedule of Share Based Payments Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Employees and directors share-based payments	$ 290,000	$ 290,000
Stock options issued for services	34,000	22,000
Total share based payments expenses	$ 324,000	$ 312,000